Parent Company Statements	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Statements
Parent Company Statements
The Parent Company statements should be read in conjunction with the consolidated financial statements and the information set forth below.

Investments in subsidiaries are accounted for using the equity method of accounting.

The effective tax rate for the Parent Company is substantially less than the statutory rate due principally to tax-exempt dividends from subsidiaries.

Cash represents non-interest bearing deposits with a bank subsidiary.

Net cash provided by operating activities reflects cash payments (received from subsidiaries) for income taxes of $4.54 million, $4.21 million and $5.97 million in 2012, 2011 and 2010, respectively.

At December 31, 2012 and 2011, shareholders’ equity reflected in the Parent Company balance sheet includes $173.1 million and $146.6 million, respectively, of undistributed earnings of the Corporation’s subsidiaries which are restricted from transfer as dividends to the Corporation.

Balance Sheets
December 31, 2012 and 2011
(In thousands)	2012	2011
Assets:
Cash	$98,726	$134,650
Investment in subsidiaries	589,523	643,959
Debentures receivable from PNB	30,000	—
Other investments	2,133	2,280
Other assets	19,639	19,406
Total assets	$740,021	$800,295
Liabilities:
Dividends payable	$—	$—
Subordinated notes	80,250	50,250
Other liabilities	9,405	7,681
Total liabilities	89,655	57,931
Total shareholders’ equity	650,366	742,364
Total liabilities and shareholders’ equity	$740,021	$800,295

Statements of Income
for the years ended December 31, 2012, 2011 and 2010
(In thousands)	2012	2011	2010
Income:
Dividends from subsidiaries	$197,000	$105,000	$80,000
Interest and dividends	10,027	5,643	4,789
Other	232	385	411
Total income	207,259	111,028	85,200
Expense:
Other, net	11,869	10,639	12,632
Total expense	11,869	10,639	12,632
Income before federal taxes and equity in undistributed losses of subsidiaries	195,390	100,389	72,568
Federal income tax benefit	1,806	3,016	5,993
Income before equity in undistributed losses of subsidiaries	197,196	103,405	78,561
Equity in undistributed losses of subsidiaries	(118,566)	(21,265)	(20,460)
Net income	$78,630	$82,140	$58,101

Statements of Cash Flows
for the years ended December 31, 2012, 2011 and 2010
(In thousands)	2012	2011	2010
Operating activities:
Net income	$78,630	$82,140	$58,101
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed losses of subsidiaries	118,566	21,265	20,460
Decrease in other assets	5,748	8,268	7,344
Increase (decrease) in other liabilities	1,724	(7,875)	(3,763)
Net cash provided by operating activities	204,668	103,798	82,142
Investing activities:
Purchase of investment securities	—	(250)	—
Capital contribution to subsidiary	(45,000)	(36,000)	(52,000)
Purchase of debentures receivable from subsidiaries	(115,000)	(30,000)	—
Repayment of debentures receivable from subsidiaries	52,000	—	2,500
Net cash provided by (used in) investing activities	(108,000)	(66,250)	(49,500)
Financing activities:
Cash dividends paid	(60,154)	(62,907)	(62,076)
Proceeds from issuance of common shares and warrants	407	—	33,541
Payment to repurchase warrants	(2,843)	—	—
Payment to repurchase preferred shares	(100,000)	—	—
Proceeds from issuance of subordinated notes	30,000	—	—
Cash payment for fractional shares	(2)	(2)	(4)
Net cash used in financing activities	(132,592)	(62,909)	(28,539)
(Decrease) increase in cash	(35,924)	(25,361)	4,103
Cash at beginning of year	134,650	160,011	155,908
Cash at end of year	$98,726	$134,650	$160,011